                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: March 31, 2004

           Date of Reporting Period: Fiscal year ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

35TH ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.34	0.41 [1]	0.45 [1,2]	0.48 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.03)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.29	0.64	0.42	0.82	0.12

Less Distributions:
Distributions from net investment income	(0.33)	(0.44)	(0.47)	(0.48)	(0.48)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	3.70%	8.36%	5.53%	11.32%	1.66%

Ratios to Average Net Assets:

Expenses	0.86%	0.88%	0.94%	1.03%	1.00%

Net investment income	4.30%	5.16%	5.72%[2]	6.27%	6.30%

Expense waiver/reimbursement[4]	0.02%	0.02%	0.02%	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$883,139	$997,941	$901,471	$898,897	$915,850

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.28	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.02)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.58	0.37	0.76	0.06

Less Distributions:
Distributions from net investment income	(0.27)	(0.38)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	2.91%	7.55%	4.75%	10.47%	0.88%

Ratios to Average Net Assets:

Expenses	1.63%	1.65%	1.71%	1.80%	1.77%

Net investment income	3.52%	4.35%	4.94%[2]	5.54%	5.54%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$349,850	$449,354	$225,495	$146,309	$126,336

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.28	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.03)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.58	0.36	0.76	0.06

Less Distributions:
Distributions from net investment income	(0.27)	(0.38)	(0.41)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	2.91%	7.55%	4.73%	10.48%	0.87%

Ratios to Average Net Assets:

Expenses	1.63%	1.65%	1.71%	1.80%	1.77%

Net investment income	3.52%	4.35%	4.94%[2]	5.55%	5.54%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$102,398	$128,524	$68,593	$52,687	$45,637

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Changes in interest rates and resulting refinance activity were the most significant factors impacting fund performance.

Two- and ten-year Treasurys yielded 1.57% and 3.84% at year end, increases of just 0.09% and 0.04%, respectively. However, a year-over-year snapshot fails to reflect the dramatic intra-year interest rate movements. For example, the ten-year yield fell as low as 3.11% in June 2003 and as high as 4.60% in September 2003. Mortgage rates gyrated along with Treasury yields.

As 30-year mortgage rates fell to multi-decade lows last summer, record refinance activity ensued. Mortgage refinancing negatively impacts mortgage-backed securities (MBS)1 performance due to the more rapid return of security principal and reinvestment of prepayment proceeds at lower market yields.

While the risk of MBS prepayments cannot be eliminated, the fund held securities which reduced the risk of refinancing. A few of the factors which impact prepayments include geographical considerations, loan age and loan size. For example, low loan balance mortgages--defined as a maximum balance of $85,000--prepaid more slowly in the past year relative to larger loan sizes. Homeowners with large loans stand to reap greater monthly savings by refinancing compared to smaller loans. By considering the factors of MBS prepayments and investing accordingly, the fund was able to somewhat reduce the deleterious impact of refinancing, resulting in incrementally better performance. Security selection positively impacted fund performance.

For the 12-month reporting period ended March 31, 2004, the fund's total return was 3.70% for Class A Shares, 2.91% for Class B Shares and 2.91% for Class C Shares2 compared to 4.08% for the unmanaged Lehman Brothers Mortgage-Backed Securities Index (LBMBS)3 and 2.46% for the Lipper U.S. Mortgage Funds Average (LUSMFA).4

1 Investing in certain MBS may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A Shares, Class B Shares and Class C Shares are (1.02)%, (2.56)% and 0.90%, respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive the most recent month-end performance, visit www.federatedinv.com or call 1-800-341-7400.

3 The LBMBS is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgages. Investments cannot be made in an index.

4 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in their respective category, and is not adjusted to reflect any sales charges.

GROWTH OF A $10,000 INVESTMENT--CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Fund for U.S. Government Securities (Class A Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS),2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB),2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	(1.02)%

5 Years	5.09%

10 Years	5.92%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT--CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Fund for U.S. Government Securities (Class B Shares) (the "Fund") from July 26, 1994 (start of performance) to March 31, 2004, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS),2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB),2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	(2.56)%

5 Years	4.93%

Start of Performance (7/26/1994)	5.93%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB, and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged.

4 Total returns quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT--CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Fund for U.S. Government Securities (Class C Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS),2 the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB),2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	0.90%

5 Years	5.04%

10 Years	5.46%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS, LB5TB and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBMBS and LB5TB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

Effective April 1, 2003, Class C Shares have added a 1% sales charge in addition to the 1% contingent deferred sales charge.

Portfolio of Investments

March 31, 2004

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--88.1%
		Federal Home Loan Mortgage Corporation--38.7%
$82,249,133	[1]	4.500%, 9/1/2018 - 4/1/2019	$83,302,744
158,386,981	[1]	5.000%, 12/1/2017 - 10/1/2033	161,622,717
163,688,783		5.500%, 5/1/2016 - 12/1/2033	168,027,353
8,692,052	[1]	6.000%, 5/1/2017 - 2/1/2032	9,133,289
53,605,541		6.500%, 4/1/2015 - 11/1/2032	56,573,633
20,104,167		7.000%, 12/1/2031 - 11/1/2032	21,316,114
13,846,255		7.500%, 9/1/2013 - 9/1/2033	14,927,066
1,528,333		8.000%, 12/1/2029	1,651,074
2,229		11.000%, 12/1/2017	2,474
12,792		11.750%, 1/1/2011	14,521
213		12.500%, 10/1/2012	243
2,647		12.750%, 10/1/2013	2,967
17,706		13.000%, 2/1/2015	20,129
773		13.750%, 1/1/2011	900
54		14.000%, 12/1/2012	61
4,103		14.500%, 10/1/2012	4,272
2,382		14.750%, 8/1/2011	2,657
1,401		15.500%, 8/1/2011	1,666

		TOTAL	516,603,880

		Federal National Mortgage Association--40.1%
14,662,259		4.500%, 11/1/2018	14,850,082
76,746,188	[1]	5.000%, 5/1/2018 - 4/1/2034	77,463,272
124,343,829		5.500%, 12/1/2017 - 3/1/2034	128,158,727
190,983,270	[1]	6.000%, 5/1/2017 - 4/1/2034	199,018,541
92,777,802		6.500%, 7/1/2016 - 2/1/2033	97,537,609
15,666,904		7.000%, 8/1/2028 - 6/1/2032	16,630,732
1,206,193		7.500%, 10/1/2029 - 10/1/2031	1,292,533
42,147		11.000%, 10/1/2010	47,257
5,198		11.750%, 10/1/2015	5,973
332		12.000%, 1/1/2013	376
10,981		12.750%, 10/1/2010 - 8/1/2014	12,602
2,328		13.000%, 8/1/2015	2,657
6,163		15.000%, 10/1/2012	6,947

		TOTAL	535,027,308

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--9.3%
$25,000,000	[1]	5.000%, 4/15/2034	$25,179,750
20,000,000	[1]	5.500%, 4/15/2034	20,568,800
25,020,299		6.500%, 12/15/2031 - 1/15/2032	26,416,322
36,481,808		7.000%, 3/15/2024 - 2/15/2032	38,924,325
8,845,010		7.500%, 12/15/2023 - 7/15/2030	9,530,515
2,106,300		8.250%, 5/15/2030 - 10/15/2030	2,293,362
387,736		8.375%, 8/15/2030	422,330
926,551		8.500%, 11/15/2029 - 12/15/2029	1,011,698
480		11.250%, 9/20/2015	543
60,024		11.750%, 7/15/2013	69,206
23,307		13.000%, 9/20/2014	26,978

		TOTAL	124,443,829

		Other--0.0%
125,837		Small Business Administration, 2.548%, 6/18/2007	3,020

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,149,103,548)	1,176,078,037

		COLLATERALIZED MORTGAGE OBLIGATIONS--9.2%
		Federal Home Loan Mortgage Corporation--0.1%
9,297,175		6.510%, 9/15/2016, REMIC (Series 2518-KS)	762,275

		Federal National Mortgage Association--4.1%
408,559		0.000%, 8/25/2023, REMIC (Series 1993-217-E)	406,018
42,636,917		0.678%, 1/19/2039, REMIC (Series GT 99-T2-X)	717,801
2,761,208		0.798%, 10/25/2040, REMIC (Series 2001-T1-IO1)	60,415
25,500,000		6.250%, 5/25/2042, REMIC (Series 2002-W4-A4)	27,481,942
10,554,711		6.250%, 9/25/2016, REMIC (Series 2003-3-HS)	854,404
5,239,772		7.500%, 10/25/2040, REMIC (Series 2001-T1-A1)	5,768,664
16,512,023		18.226%, 4/25/2032, REMIC (Series 2002-23-SA)	19,068,909

		TOTAL	54,358,153

		Non-Agency--5.0%
9,605,158		ABN AMRO Mortgage Corp. 2003-7, 4.500%, 7/25/2018	9,661,589
1,947,106		Chase Mortgage Finance Corp. 2003-S11, 5.000%, 10/25/2033	1,972,262
9,952,446		Chase Mortgage Finance Corp. 2003-S14, 5.000%, 1/25/2034	10,122,234
142,843	[2]	Lehman Structured Securities Corp. 2001-GE3, 22.822%, 5/28/2018	141,906
1,664,484	[2]	Lehman Structured Securities Corp. 2002-GE1, 0.000%, 7/26/2024	1,589,582
5,571,583		Master Asset Securitization Trust 2003-8, 5.500%, 9/25/2033	5,681,677
13,071,422		Residential Funding Mortgage Securities I 2003-S15, 4.500%, 8/25/2018	13,394,809
30,270,587	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, 2.251%, 12/25/2027	28,454
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency--continued
$18,091,168	[2]	Structured Asset Securities Corp. 1998-RF4, 6.300%, 8/15/2028	$3,035,879
2,439,674		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	2,437,261
8,037,450		Wells Fargo Mortgage Backed Securities Trust 2003-10, 4.500%, 9/25/2018	8,246,665
10,652,099		Wells Fargo Mortgage Backed Securities Trust 2003-18, 5.500%, 12/25/2033	10,935,125

		TOTAL	67,247,443

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $131,666,824)	122,367,871

		ASSET-BACKED SECURITIES--1.6%
		Asset-Backed Securities--0.3%
2,106,964	[2]	Chase Funding Net Interest Margin, 6.750%, 9/27/2036	2,117,499
1,687,576	[2]	Option One Mortgage Securities Corp. 2003-2B, 7.630%, 4/26/2033	1,689,495

		TOTAL	3,806,994

		Home Equity Loan--0.6%
528,150		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, 3.840%, 6/25/2028	529,111
803,396	[2]	Long Beach Asset Holdings Corp. 2003-2, 7.627%, 6/25/2033	803,147
2,564,138	[2]	Long Beach Asset Holdings Corp. 2003-3, 7.260%, 7/25/2033	2,584,985
1,027,292	[2]	Long Beach Asset Holdings Corp. 2003-4, 6.535%, 8/25/2033	1,037,368
3,175,064		Mellon Bank Home Equity Installment Loan 1998-1, 6.950%, 3/25/2015	3,326,896

		TOTAL	8,281,507

		Manufactured Housing--0.7%
13,000,000		Green Tree Financial Corp. 1993-4, 8.550%, 1/15/2019	9,182,030
2,000,000		Green Tree Financial Corp. 1997-4, 7.230%, 2/15/2029	478,240

		TOTAL	9,660,270

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $26,926,133)	21,748,771

		U.S. TREASURY--0.7%
		Treasury Securities--0.7%
6,200,000	[3]	United States Treasury Bonds, 8.000%, 11/15/2021 (IDENTIFIED COST $8,784,625)	8,704,242

		REPURCHASE AGREEMENTS--13.5%
46,000,000	[4,5]	Interest in $207,500,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.020%, dated 3/15/2004, to be repurchased at $46,040,403 on 4/15/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2037	46,000,000
14,497,000		Interest in $1,500,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.090%, dated 3/31/2004, to be repurchased at $14,497,439 on 4/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2037	14,497,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$76,000,000	[4,5]	Interest in $269,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.020%, dated 3/18/2004, to be repurchased at $76,071,060 on 4/20/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034	$76,000,000
35,000,000	[4,5]	Interest in $164,000,000 joint repurchase agreement with UBS Securities LLC, 1.020%, dated 3/23/2004, to be repurchased at $35,029,750 on 4/22/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2034	35,000,000
9,029,000		Interest in $1,500,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.090%, dated 3/31/2004, to be repurchased at $9,029,273 on 4/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2037(held as collateral for securities lending)	9,029,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	180,526,000

		TOTAL INVESTMENTS--113.1% (IDENTIFIED COST $1,497,007,130)[6]	1,509,424,921

		OTHER ASSETS AND LIABILITIES - NET--(13.1)%	(174,038,602)

		TOTAL NET ASSETS--100%	$1,335,386,319

1 All or a portion of these securities are subject to dollar roll transactions.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $13,028,315 which represents 1.0% of total net assets.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Security held as collateral for dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $1,502,907,806.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004

Assets:
Investments in repurchase agreements	$180,526,000
Investments in securities	1,328,898,921

Total investments in securities, at value including $8,704,242 of securities loaned (identified cost $1,497,007,130)		$1,509,424,921
Cash		124,188
Income receivable		6,782,962
Receivable for investments sold		32,026,237
Receivable for shares sold		852,577

TOTAL ASSETS		1,549,210,885

Liabilities:
Payable for investments purchased	40,798,071
Payable for shares redeemed	1,919,610
Income distribution payable	1,369,523
Payable on collateral due to broker	9,029,000
Payable for dollar roll transactions	159,922,740
Payable for Directors'/Trustees' fees	5,172
Payable for distribution services fee (Note 5)	290,377
Payable for shareholder services fee (Note 5)	269,444
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	195,239
Accrued expenses	25,390

TOTAL LIABILITIES		213,824,566

Net assets for 168,364,233 shares outstanding		$1,335,386,319

Net Assets Consist of:
Paid in capital		$1,373,305,220
Net unrealized appreciation of investments		12,417,791
Accumulated net realized loss on investments		(48,917,867)
Distributions in excess of net investment income		(1,418,825)

TOTAL NET ASSETS		$1,335,386,319

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($883,138,963 ÷ 111,331,228 shares outstanding)		$7.93

Offering price per share (100/95.50 of $7.93)[1]		$8.30

Redemption proceeds per share		$7.93

Class B Shares:
Net asset value per share ($349,849,526 ÷ 44,119,000 shares outstanding)		$7.93

Offering price per share		$7.93

Redemption proceeds per share (94.50/100 of $7.93)[1]		$7.49

Class C Shares:
Net asset value per share ($102,397,830 ÷ 12,914,005 shares outstanding)		$7.93

Offering price per share (100/99.00 of $7.93)[1]		$8.01

Redemption proceeds per share (99.00/100 of $7.93)[1]		$7.85

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2004

Investment Income:
Interest (net of dollar roll expense of $6,976,380)			$75,293,958
Dividends (received from affiliated issuers) (Note 5)			294,858

TOTAL INCOME			75,588,816

Expenses:
Investment adviser fee (Note 5)		$6,279,364
Administrative personnel and services fee (Note 5)		1,128,604
Custodian fees		84,077
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,365,674
Directors'/Trustees' fees		15,225
Auditing fees		16,702
Legal fees		5,616
Portfolio accounting fees (Note 5)		179,519
Distribution services fee--Class B Shares (Note 5)		3,065,754
Distribution services fee--Class C Shares (Note 5)		919,851
Shareholder services fee--Class A Shares (Note 5)		2,334,520
Shareholder services fee--Class B Shares (Note 5)		1,021,918
Shareholder services fee--Class C Shares (Note 5)		306,617
Share registration costs		101,405
Printing and postage		113,910
Insurance premiums		3,987
Miscellaneous		13,036

TOTAL EXPENSES		16,955,779

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(34,452)
Waiver of administrative personnel and services fee	(21,064)
Waiver of shareholder services fee--Class A Shares	(186,761)

TOTAL WAIVERS AND REIMBURSEMENT		(242,277)

Net expenses			16,713,502

Net investment income			58,875,314

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(3,263,906)
Net change in unrealized appreciation of investments			(9,193,230)

Net realized and unrealized loss on investments			(12,457,136)

Change in net assets resulting from operations			$46,418,178

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,875,314	$68,192,599
Net realized gain (loss) on investments	(3,263,906)	14,825,007
Net change in unrealized appreciation/depreciation	(9,193,230)	20,680,557

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,418,178	103,698,163

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(38,526,746)	(52,726,215)
Class B Shares	(13,685,337)	(16,338,545)
Class C Shares	(4,129,965)	(4,376,409)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,342,048)	(73,441,169)

Share Transactions:
Proceeds from sale of shares	347,335,040	759,739,828
Net asset value of shares issued to shareholders in payment of distributions declared	37,852,569	47,885,088
Cost of shares redeemed	(615,696,654)	(457,620,950)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(230,509,045)	350,003,966

Change in net assets	(240,432,915)	380,260,960

Net Assets:
Beginning of period	1,575,819,234	1,195,558,274

End of period (including distributions in excess of net investment income of $(1,418,825) and $(5,093,509), respectively)	$1,335,386,319	$1,575,819,234

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended March 31, 2004

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$46,418,178

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(4,646,007,307)
Paydowns on investment securities	390,251,237
Realized loss on paydowns	9,755,642
Proceeds from sale of investment securities	4,444,021,138
Net sales of short-term investment securities	217,386,307
Decrease in income receivable	336,450
Increase in payable for accrued expenses	55,734
Decrease in receivable for investments sold	152,379,065
Decrease in receivable from adviser	57,791
Decrease in payable for investments purchased	(146,538,169)
Net realized loss on investments	3,263,906
Net amortization of premium (discount)	4,503,319
Net unrealized appreciation on investments	9,193,230

NET CASH PROVIDED BY OPERATING ACTIVITIES	485,076,521

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	(204,596,993)
Proceeds from sale of shares	355,456,094
Cash distributions paid	(19,133,245)
Payment for shares redeemed	(616,678,189)

NET CASH USED IN FINANCING ACTIVITIES	$(484,952,333)

NET INCREASE IN CASH	$124,188

Cash:
Cash at beginning of period	0

Cash at end of period	$124,188

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $37,852,569.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004

1. ORGANIZATION

Federated Income Securities Trust (the "Trust) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, B and C Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at March 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Chase Funding Net Interest Margin, 6.750%, 9/27/2036	7/31/2003	$2,104,648

Lehman Structured Securities Corp. 2001-GE3, 22.822%, 5/28/2018	8/15/2001	27,385

Lehman Structured Securities Corp. 2002-GE1, 0.000%, 7/26/2024	1/29/2002	1,643,727

Long Beach Asset Holdings Corp. 2003-2, 7.627%, 6/25/2033	4/16/2003	803,396

Long Beach Asset Holdings Corp. 2003-3, 7.260%, 7/25/2033	6/13/2003	2,564,059

Long Beach Asset Holdings Corp. 2003-4, 6.535%, 8/25/2033	7/31/2003	1,027,292

Option One Mortgage Securities Corp. 2003-2B, 7.630%, 4/26/2033	3/28/2003	1,687,576

Salomon Brothers Mortgage Sec. VII 1999-4, 2.251%, 12/25/2027	4/20/1999	3,080,811

Structured Asset Securities Corp. 1998-RF4, 6.300%, 8/15/2028	12/15/1999	9,858,083

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended March 31, 2004, was as follows:

Maximum amount outstanding during the period	$439,002,476

Average amount outstanding during the period[1]	$326,298,471

Average shares outstanding during the period	185,548,022

Average debt per shares outstanding during the period	$1.76

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended March 31, 2004.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,704,242	$9,029,000

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at March 31, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended March 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	26,790,944	$212,309,141	42,860,730	$342,076,140
Shares issued to shareholders in payment of distributions declared	3,335,035	26,301,495	4,463,324	35,542,632
Shares redeemed	(44,019,445)	(347,577,396)	(38,157,548)	(304,298,458)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,893,466)	$(108,966,760)	9,166,506	$73,320,314

Year Ended March 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,323,501	$73,817,287	36,930,186	$294,675,932
Shares issued to shareholders in payment of distributions declared	1,158,202	9,128,711	1,229,600	9,794,126
Shares redeemed	(22,769,143)	(179,348,923)	(10,790,187)	(86,025,233)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(12,287,440)	$(96,402,925)	27,369,599	$218,444,825

Year Ended March 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,727,523	$61,208,612	15,423,155	$122,987,756
Shares issued to shareholders in payment of distributions declared	307,307	2,422,363	320,028	2,548,330
Shares redeemed	(11,253,434)	(88,770,335)	(8,443,605)	(67,297,259)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,218,604)	$(25,139,360)	7,299,578	$58,238,827

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,399,510)	$(230,509,045)	43,835,683	$350,003,966

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expired capital loss carryforward and discount accretion/premium amortization on debt securities.

For the year ended March 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(4,621,860)	$1,141,418	$3,480,442

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income[1]	$56,342,048	$73,441,169

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,049,412

Unrealized appreciation/depreciation	$6,517,115

Capital loss carryforward	$43,017,192

At March 31, 2004, the cost of investments for federal tax purposes was $1,502,907,806. The net unrealized appreciation of investments for federal tax purposes was $6,517,115. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,974,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,457,500.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At March 31, 2004, the Fund had a capital loss carryforward of $43,017,192 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$20,564,242

2008	$ 3,778,036

2009	$15,427,201

2012	$ 3,247,713

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $294,858 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended March 31, 2004 the fees paid to FAS and FServ were $433,812 and $673,728, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended March 31, 2004, FSC retained $84,449 in sales charges from the sale of Class A Shares. FSC also retained $63,370 of contingent deferred sales charges relating to redemptions of Class A Shares and $73,285 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $139,237, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2004, were as follows:

Purchases	$78,291,550

Sales	$84,833,811

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND THE SHAREHOLDERS OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Fund for U.S. Government Securities (the "Fund") as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities as of March 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 14, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises five portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds-- seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28390 (5/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)   Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $70,799
                  Fiscal year ended 2003 - $66,000

(b)   Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $6,756
                  Fiscal year ended 2003 - $4,836
                  Transfer Agent Service Auditors Report
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $95,152 and $17,469 respectively.  Fiscal year ended 2004 -
      Attestation services relating to the review of fund share
      transactions, fees for review of N-14 merger documents and Transfer
      Agent Service Auditors report.  Fiscal year ended 2003 - Design of
      Sarbanes Oxley sec. 302 procedures and fees for review of N-14 merger documents.

(c)    Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $175,000 and $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)   All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $146,115 and $38,999 respectively.  Fiscal year ended 2004 -
      Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 -
      Executive compensation analysis.

 (e)(1)Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES
     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES
     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES
     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

     (1)  The aggregate amount of all such services provided constitutes no more than  five  percent  of the  total  amount  of  revenues  paid  by the registrant,  the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with
          or  overseen   by  another   investment   adviser),   and  any  entity
          controlling,   controlled   by,  or  under  common  control  with  the
          investment adviser that provides ongoing services to the registrant to its  accountant  during  the  fiscal  year in which the  services  are provided;

     (2)  Such services were not recognized by the registrant,  the registrant's adviser  (not  including  any  sub-adviser  whose  role  is  primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled by, or under common control with the investment adviser that provides ongoing services  to the  registrant  at the  time  of  the  engagement  to be non-audit services; and

     (3)  Such  services  are  promptly  brought to the  attention  of the Audit
          Committee of the issuer and approved  prior to the  completion  of the audit by the Audit  Committee  or by one or more  members of the Audit
          Committee who are members of the board of directors to whom  authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES
     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $894,316
                  Fiscal year ended 2003 - $451,048

 (h)  The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
 Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 26, 2004